Contract Assets and Liabilities - Schedule of Aging Analysis of Contract Assets, Net of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Aging Analysis of Contract Assets, Net of Allowance for Credit Losses [Line Items]
Contract assets, net of allowance for credit losses	$ 18,699	$ 24,969
Within 90 days [Member]
Schedule of Aging Analysis of Contract Assets, Net of Allowance for Credit Losses [Line Items]
Contract assets, net of allowance for credit losses	14,709	18,969
91 to 180 days [Member]
Schedule of Aging Analysis of Contract Assets, Net of Allowance for Credit Losses [Line Items]
Contract assets, net of allowance for credit losses
181 to 365 days [Member]
Schedule of Aging Analysis of Contract Assets, Net of Allowance for Credit Losses [Line Items]
Contract assets, net of allowance for credit losses	237	5,612
Over 1 year [Member]
Schedule of Aging Analysis of Contract Assets, Net of Allowance for Credit Losses [Line Items]
Contract assets, net of allowance for credit losses	$ 3,753	$ 388